DEPOSITS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
DEPOSITS
Beginning balance	$ 2,208,000	$ 2,691,000
Acquired upon closing of QuestEx Transaction (Note 8)	225,000
Additions	277,000	17,000
Refunded	(582,000)	(500,000)
Ending balance	2,128,000	2,208,000
Total surety amount	15,760,000	15,970,000
Office
DEPOSITS
Beginning balance	101,000	101,000
Acquired upon closing of QuestEx Transaction (Note 8)	24,000
Additions	277,000
Refunded	(14,000)
Ending balance	388,000	101,000
Reclamation deposits
DEPOSITS
Beginning balance	2,107,000	2,590,000
Acquired upon closing of QuestEx Transaction (Note 8)	201,000
Additions		17,000
Refunded	(568,000)	(500,000)
Ending balance	$ 1,740,000	$ 2,107,000